SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION
DWS Floating Rate Fund
The following information is added under the “PART I: APPENDIX I-E – SERVICE PROVIDER COMPENSATION” section of the fund’s Statement of Additional Information:
Effective October 1, 2019, the fund pays the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.550% on the first $1.0 billion of the fund’s average daily net assets, 0.535% on the next $1.5 billion of the fund’s average daily net assets, 0.510% on the next $2.5 billion of the fund’s average daily net assets, 0.485% on the next $2.5 billion of the fund’s average daily net assets, 0.460% on the next $2.5 billion of the fund’s average daily net assets, and 0.450% of the fund’s average daily net assets thereafter. Prior to October 1, 2019, the fund paid the Advisor a fee calculated daily and paid monthly, at the annual rate of 0.650% on the first $1.0 billion of the fund’s average daily net assets, 0.635% on the next $1.5 billion of the fund’s average daily net assets, 0.610% on the next $2.5 billion of the fund’s average daily net assets, 0.585% on the next $2.5 billion of the fund’s average daily net assets, 0.560% on the next $2.5 billion of the fund’s average daily net assets, and 0.550% of the fund’s average daily net assets thereafter
Effective October 1, 2019, the following disclosure under the “PART I: APPENDIX I-E – SERVICE PROVIDER COMPENSATION” section of the fund’s Statement of Additional Information is hereby deleted in its entirety:
The Advisor has voluntarily agreed to waive a portion of its management fee in the amount of 0.05% of the fund’s average daily net assets. The Advisor, at its discretion, may revise or discontinue this arrangement at any time.
Effective October 1, 2019, the following replaces similar information relating to the fund under the “PART II: APPENDIX II-C — CONTRACTUAL FEE RATES OF SERVICE PROVIDERS” section of the fund’s Statement of Additional Information:
Fund Name	Management Fee Rate
DWS Floating Rate Fund	First $1.0 billion 0.550% Next $1.5 billion 0.535% Next $2.5 billion 0.510% Next $2.5 billion 0.485% Next $2.5 billion 0.460% Thereafter 0.450%
Please Retain This Supplement for Future Reference
September 23, 2019
SAISTKR-35